PENSION AND EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
24	PENSION AND EMPLOYEE BENEFITS

Full time employees of the Company’s PRC subsidiary participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees' salaries. Costs for pension and employee benefits for the years ended December 31, 2011, 2010 and 2009 were $1,081,179, $521,739 and $608,222, respectively.